Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities
Net income	$ 12,324	$ 18,127	$ 18,457	$ 6,947	$ 391
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation, depletion and amortization	46,466	11,352	37,012	24,909	2,060
Accretion of asset retirement obligations	403		364	87	31
Unproved leasehold amortization and impairment and dry hole expense	14,471	246	25,377	5,258
Amortization of deferred financing costs	341		175
Amortization of deferred rent	117
Loss (gain) on derivative contracts	64,216	(2,254)	6,797	0	0
Net cash (paid) received for derivative settlements	(13,911)	130	2,705
Gain on sale of oil and natural gas property			(838)
Equity-based compensation	5,127		379
Other			(11)	(41)
Changes in operating assets and liabilities increasing (decreasing) cash:
Accounts receivable-Oil, natural gas and natural gas liquid sales	53,180	(423)	(62,170)	(12,473)	(3,009)
Accounts receivable-Oil, natural gas and natural gas liquid sales - Affiliates	(3,441)		(4,695)
Accounts receivable - Joint interest owners	(14,380)	(4,741)	(10,069)	(33,663)	(2,416)
Accounts receivable - Affiliates	(31,748)
Accounts receivable - Other	320	1,629	1,340	(1,735)	(847)
Prepaid drilling advances	(8,047)
Other current assets	(4,920)	(98)	(2,314)	(1,218)	(1,799)
Drilling advances	39,502	14,873	(25,363)	22,760	2,590
Accounts payable and accrued liabilities	34,611	(3,869)	47,801	14,409	5,558
Accounts payable - Affiliates	(32,078)		13,412
Revenue payable	21,335	(6,938)	(5,793)	10,900	2,078
Revenue payable - Affiliates	(18,955)		17,709
Net cash provided by operating activities	164,530	28,034	60,275	36,140	4,637
Cash flows from investing activities:
Acquisition of oil and natural gas properties	(22,935)	(38,824)	(42,701)	(144,774)	(47,874)
Development of oil and natural gas properties	(314,662)	(54,764)	(167,122)	(96,335)	(18,117)
Acquisition of other property and equipment	(2,371)	(113)	(1,332)
Proceeds from the sale of oil and natural gas properties			1,435
Purchase of investment		(3,000)
Other			(2,801)		(190)
Net cash used in investing activities	(339,968)	(96,701)	(212,521)	(241,109)	(66,181)
Cash flows from financing activities:
Proceeds from borrowings	199,300		105,339	20,000
Repayments of borrowings			(40,000)
Deferred financing costs	(957)		(2,885)
Distribution to Citizen members			(11,147)
Contributions from Citizen members		80,383	95,557	169,008	82,775
Net cash provided by financing activities	198,343	80,383	146,864	189,008	82,775
Net (decrease) increase in cash and cash equivalents	22,905	11,716	(5,382)	(15,961)	21,231
Cash and cash equivalents, beginning of period	1,471	6,853	6,853	22,814	1,583
Cash and cash equivalents, end of period	24,376	18,569	1,471	6,853	22,814
Supplemental disclosure of cash flow information:
Cash paid for interest, net of capitalized interest	2,078	177	1,036	86
Supplemental disclosure of non-cash investing activity:
Change in accrued capital expenditures	(34,614)	$ 12,549	147,142	$ 4,922	$ 2,298
Distribution to Citizen Members of assets and liabilities			(74,467)
Acquisition of oil and natural gas properties for equity	$ 39,906		$ 1,281,743